SECURED BORROWINGS, Other Aircraft Secured Borrowings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Aircraft Loan	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Secured Borrowings [Abstract]
Repayment of secured borrowings	$ 229,786	$ 698,989	$ 482,703
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 1,669,056	1,717,483
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Number of loans denominated in Euros | Loan	1
Principal amount outstanding	$ 543,002	$ 673,463
Number of aircraft serving as security | Aircraft	13
Recourse debt	$ 279,100
Maturity date, range start date	Mar. 31, 2021
Maturity date, range end date	Jun. 30, 2028
Number of borrowings paid off | Loan	1
Repayment of secured borrowings	$ 61,000
Loss on extinguishment of debt	$ 500
Secured Borrowings [Member] | Recourse Secured Borrowing [Member]
Secured Borrowings [Abstract]
Face amount			$ 122,500